Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in the valuation allowance on inventories
Balance as of January 1,	$ 19,317	$ 22,936
Balance as of December 31,	18,868	19,317	$ 22,936
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of January 1,	(1,426)	(1,312)	(1,238)
Increase (net)	246	(92)	(121)
Currency translation adjustment and other variations	(15)	(22)	47
Balance as of December 31,	$ (1,195)	$ (1,426)	$ (1,312)